SGI Small Cap Core Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Agriculture - 0.1%
Andersons, Inc.	2,791	$99,108

Airlines - 1.0%
SkyWest, Inc. (a)	10,989	1,114,834

Apparel - 0.8%
Kontoor Brands, Inc.	9,131	626,387
Rocky Brands, Inc.	10,291	234,120
		860,507

Banks - 9.8%
Atlantic Union Bankshares Corp.	12,552	376,811
Banco Latinoamericano de Comercio Exterior SA	14,554	597,005
Business First Bancshares, Inc.	15,847	377,000
Capital Bancorp, Inc.	5,434	175,518
Carter Bankshares, Inc. (a)	3,578	58,858
Central Pacific Financial Corp.	18,885	504,230
Civista Bancshares, Inc.	12,746	287,422
FB Financial Corp.	20,128	878,587
First BanCorp	42,910	857,342
First Busey Corp.	38,822	858,743
First Business Financial Services, Inc.	3,853	187,911
Hanmi Financial Corp.	7,987	183,062
Horizon Bancorp, Inc.	14,223	211,069
International Bancshares Corp.	5,249	328,745
Northeast Bank	8,874	743,908
Northeast Community Bancorp, Inc.	5,614	126,989
OFG Bancorp	14,007	576,248
Popular, Inc.	10,549	1,092,138
QCR Holdings, Inc.	5,954	400,704
SmartFinancial, Inc.	4,517	143,550
South Plains Financial, Inc.	6,933	249,380
Texas Capital Bancshares, Inc. (a)	15,736	1,128,114
Third Coast Bancshares, Inc. (a)	6,561	201,160
		10,544,494

Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (a)	23,257	501,654
ADMA Biologics, Inc. (a)	28,086	557,226
ANI Pharmaceuticals, Inc. (a)	1,434	84,205
Krystal Biotech, Inc. (a)	4,717	594,153
Ligand Pharmaceuticals, Inc. (a)	2,875	293,796
Vericel Corp. (a)	11,110	458,787
		2,489,821

Building Materials - 4.1%
Apogee Enterprises, Inc.	7,502	289,952
Armstrong World Industries, Inc.	7,017	1,092,056
Gibraltar Industries, Inc. (a)	17,437	1,021,459
Griffon Corp.	14,813	1,018,394
LSI Industries, Inc.	26,307	428,015
Masterbrand, Inc. (a)	55,813	569,293
		4,419,169

Chemicals - 2.9%
Balchem Corp.	2,732	455,425
Ingevity Corp. (a)	12,086	499,998
Intrepid Potash, Inc. (a)	14,215	536,758
Perimeter Solutions, Inc. (a)	77,913	940,410
Rayonier Advanced Materials, Inc. (a)	16,905	65,084
Rogers Corp. (a)	8,574	570,771
		3,068,446

Commercial Services - 6.8%
Adtalem Global Education, Inc. (a)	5,666	748,082
Brink's Co.	6,392	524,528
CPI Card Group, Inc. (a)	4,095	91,155
Graham Holdings Co. - Class B	1,178	1,124,295
Grand Canyon Education, Inc. (a)	3,571	706,504
Herc Holdings, Inc.	5,819	721,556
Korn/Ferry International	16,570	1,126,926
Rent-A-Center Inc.	43,437	996,445
Strategic Education, Inc.	3,693	336,912
Willdan Group, Inc. (a)	17,582	950,307
		7,326,710

Computers - 1.1%
Tenable Holdings, Inc. (a)	28,863	929,966
Unisys Corp. (a)	56,777	270,826
		1,200,792

Cosmetics/Personal Care - 0.3%
Honest Co., Inc. (a)	68,162	342,855

Distribution/Wholesale - 0.1%
Rush Enterprises, Inc. - Class B	2,235	116,701

Diversified Financial Services - 2.2%
Air Lease Corp.	1,647	94,884
Enova International, Inc. (a)	12,723	1,179,040
Virtus Investment Partners, Inc.	4,366	745,276
XP, Inc. - Class A	19,279	373,242
		2,392,442

Electric - 3.1%
Avista Corp.	25,245	972,185
Black Hills Corp.	17,996	1,052,226
Clearway Energy, Inc. - Class A	9,198	265,362
MGE Energy, Inc.	11,613	1,048,886
		3,338,659

Electrical Components & Equipment - 0.2%
Graham Corp. (a)	6,105	240,720

Electronics - 1.0%
Benchmark Electronics, Inc.	30,123	1,100,092

Engineering & Construction - 3.5%
EMCOR Group, Inc.	2,583	1,218,814
Frontdoor, Inc. (a)	23,794	1,308,908
Primoris Services Corp.	16,708	1,204,814
		3,732,536

Engineering and Construction - 1.5%
Sterling Infrastructure, Inc. (a)	8,321	1,564,431

Food - 2.1%
Cal-Maine Foods, Inc.	7,564	725,614
Ingles Markets, Inc. - Class A	5,836	363,583
Sprouts Farmers Market, Inc. (a)	6,152	1,063,435
Village Super Market, Inc. - Class A	1,901	73,341
		2,225,973

Gas - 2.5%
National Fuel Gas Co.	16,218	1,338,634
New Jersey Resources Corp.	8,983	412,230
Northwest Natural Holding Co.	8,278	339,150
Southwest Gas Holdings, Inc.	8,409	604,018
		2,694,032

Hand/Machine Tools - 0.3%
Franklin Electric Co., Inc.	3,226	278,694

Healthcare Products - 0.4%
BioLife Solutions, Inc. (a)	5,564	121,740
UFP Technologies, Inc. (a)	522	122,252
Utah Medical Products, Inc.	2,484	136,819
		380,811

Healthcare Products - 1.6%
Avanos Medical, Inc. (a)	4,310	54,177
Axogen, Inc. (a)	33,526	365,098
Bioventus, Inc. - Class A (a)	56,355	365,180
Castle Biosciences, Inc. (a)	31,847	508,597
InfuSystem Holdings, Inc. (a)	10,225	59,100
iRadimed Corp.	7,270	420,788
		1,772,940

Healthcare Services - 1.8%
LifeStance Health Group, Inc. (a)	56,190	333,769
National HealthCare Corp.	10,365	1,079,411
Pennant Group, Inc. (a)	10,699	307,168
Viemed Healthcare, Inc. (a)	28,423	189,013
		1,909,361

Home Builders - 2.5%
Cavco Industries, Inc. (a)	2,077	900,577
Century Communities, Inc.	835	43,311
Forestar Group, Inc. (a)	30,996	593,573
Meritage Homes Corp.	3,021	192,166
Tri Pointe Homes, Inc. (a)	33,458	986,342
		2,715,969

Home Furnishings - 0.2%
Daktronics, Inc. (a)	17,108	253,883

Housewares - 0.4%
Scotts Miracle-Gro Co.	6,392	380,707

Insurance - 4.4%
Axis Capital Holdings Ltd.	9,946	1,032,395
Essent Group Ltd.	18,015	1,044,870
Jackson Financial, Inc. - Class A	14,296	1,170,985
NMI Holdings, Inc. - Class A (a)	38,295	1,521,078
		4,769,328

Internet - 2.7%
AudioEye, Inc. (a)	4,832	59,047
Cargurus, Inc. (a)	33,305	1,043,779
Q2 Holdings, Inc. (a)	10,100	883,952
QuinStreet, Inc. (a)	27,149	414,565
Zillow Group, Inc. - Class A (a)	7,272	481,188
		2,882,531

Leisure Time - 0.3%
Fox Factory Holding Corp. (a)	3,491	89,544
Lindblad Expeditions Holdings, Inc. (a)	25,328	265,944
		355,488

Machinery Diversified - 0.1%
Ichor Holdings Ltd. (a)	8,075	127,423

Machinery-Diversified - 0.7%
Gorman-Rupp Co.	11,917	434,971
Mueller Water Products, Inc. - Class A	13,138	322,275
		757,246

Management of Companies and Enterprises - 0.4%
Northrim BanCorp, Inc.	4,488	411,101

Metal Fabricate/Hardware - 2.4%
Mueller Industries, Inc.	14,897	1,160,029
Northwest Pipe Co. (a)	7,857	303,595
Valmont Industries, Inc.	3,546	1,127,770
		2,591,394

Mining - 1.2%
Caledonia Mining Corp. PLC	14,259	243,829
Coeur Mining, Inc. (a)	68,174	550,846
Constellium SE (a)	37,685	457,496
		1,252,171

Miscellaneous Manufacturing - 0.6%
Federal Signal Corp.	4,452	418,800
Trinity Industries, Inc.	7,575	194,980
		613,780

Office Furnishings - 0.9%
Interface, Inc.	47,750	959,297
Virco Mfg. Corp.	3,855	32,421
		991,718

Oil & Gas - 1.7%
California Resources Corp.	8,296	366,434
Riley Exploration Permian, Inc.	15,601	400,322
Sitio Royalties Corp. - Class A	12,828	218,974
SM Energy Co.	25,588	599,271
Viper Energy, Inc.	4,386	174,080
Weatherford International PLC	1,938	84,497
		1,843,578

Oil & Gas Services - 1.2%
Archrock, Inc.	49,918	1,242,958
Natural Gas Services Group, Inc. (a)	2,815	67,476
		1,310,434

Pharmaceuticals - 4.6%
BellRing Brands, Inc. (a)	13,318	838,368
Catalyst Pharmaceuticals Partners, Inc. (a)	55,579	1,387,252
Collegium Pharmaceutical, Inc. (a)	2,452	71,451
Harmony Biosciences Holdings, Inc. (a)	34,700	1,197,150
Phibro Animal Health Corp. - Class A	37,923	926,080
Supernus Pharmaceuticals, Inc. (a)	13,894	440,440
USANA Health Sciences, Inc. (a)	3,436	102,633
		4,963,374

Pipelines - 0.3%
Excelerate Energy, Inc. - Class A	13,168	370,416

Real Estate - 1.6%
Marcus & Millichap, Inc.	2,070	59,637
McGrath RentCorp	4,855	545,605
Newmark Group, Inc. - Class A	87,223	960,325
RMR Group, Inc. - Class A	8,608	129,981
		1,695,548

REITS - 5.5%
Alexander & Baldwin, Inc.	61,032	1,093,083
American Assets Trust, Inc.	24,624	491,002
CareTrust REIT, Inc.	36,968	1,063,200
City Office REIT, Inc.	10,882	53,104
InvenTrust Properties Corp.	27,926	784,441
Piedmont Office Realty Trust, Inc. - Class A	94,405	672,164
Ryman Hospitality Properties, Inc.	7,518	730,073
Safehold, Inc.	21,228	319,906
Saul Centers, Inc.	2,524	85,008
Tanger Factory Outlet Centers, Inc.	2,774	82,665
UMH Properties, Inc.	16,802	282,106
Xenia Hotels & Resorts, Inc.	24,965	305,322
		5,962,074

Retail - 1.2%
Abercrombie & Fitch Co. - Class A (a)	4,641	364,272
Bath & Body Works, Inc.	9,434	265,284
BlueLinx Holdings, Inc. (a)	6,906	462,149
Genesco, Inc. (a)	10,794	234,554
		1,326,259

Savings & Loans - 0.7%
Axos Financial, Inc. (a)	9,988	694,565
FS Bancorp, Inc.	1,407	54,043
		748,608

Semiconductors - 2.0%
Ambarella, Inc. (a)	12,382	651,788
Cirrus Logic, Inc. (a)	8,414	827,601
MaxLinear, Inc. (a)	5,971	68,010
MKS Instruments, Inc.	6,527	536,454
Photronics, Inc. (a)	2,601	43,463
		2,127,316

Software - 6.6%
Adeia, Inc.	84,115	1,080,037
Alkami Technology, Inc. (a)	17,905	512,799
Appfolio, Inc. - Class A (a)	1,577	333,015
Appian Corp. - Class A (a)	7,584	238,896
CommVault Systems, Inc. (a)	6,104	1,117,947
Gitlab, Inc. - Class A (a)	16,014	728,797
Health Catalyst, Inc. (a)	27,116	103,041
Phreesia, Inc. (a)	12,260	300,247
PROS Holdings, Inc. (a)	28,330	498,325
RingCentral, Inc. - Class A (a)	27,220	705,815
SEMrush Holdings, Inc. - Class A (a)	4,733	46,573
Talkspace, Inc. (a)	248,604	793,047
Viant Technology, Inc. - Class A (a)	8,816	121,573
Workiva, Inc. (a)	7,346	494,312
		7,074,424

Telecommunications - 1.3%
Credo Technology Group Holding Ltd. (a)	10,060	613,258
Telephone and Data Systems, Inc.	23,504	807,597
		1,420,855

Transportation - 3.8%
Costamare Bulkers Holdings Ltd. (a)	4,924	46,089
Costamare, Inc.	24,621	211,002
Kirby Corp. (a)	10,215	1,130,187
Matson, Inc.	9,850	1,111,572
Teekay Corp. Ltd.	109,395	924,388
Teekay Tankers Ltd.	14,325	633,022
		4,056,260

Trucking & Leasing - 0.6%
Greenbrier Cos., Inc.	10,624	478,824
Willis Lease Finance Corp.	1,332	178,941
		657,765
TOTAL COMMON STOCKS (Cost $ 107,078,064)		104,873,778

EXCHANGE TRADED FUNDS - 1.5%	Shares	Value
iShares Core S&P Small-Cap ETF	15,448	1,627,756
TOTAL EXCHANGE TRADED FUNDS (Cost $1,583,437)		1,627,756

TOTAL INVESTMENTS - 98.9% (Cost $ 108,661,501)		106,501,534
Other Assets in Excess of Liabilities- 1.1%		1,135,006
TOTAL NET ASSETS - 100.0%		$107,636,540
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SGI Small Cap Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	104,873,778	–	–	104,873,778
Exchange Traded Funds	1,627,756	–	–	1,627,756
Total Investments	106,501,534	–	–	106,501,534

Refer to the Schedule of Investments for further disaggregation of investment categories.